Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net Loss	$ (1,988,333)	$ (1,905,117)	$ (3,175,543)	$ (2,024,664)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	6,927	0	5,175	0
Inventory reserve	(3,853)	3,601	6,448	26,435
Depreciation expense	121,684	112,107	151,670	27,993
Amortization of intangible assets	0	16,521	9,025	0
Impairment of intangible assets			47,975	0
Impairment of goodwill	0	0	458,490	0
Amortization of right of use assets	(1,593)	(296)	(673)	0
Amortization of debt discount			0	336,713
Stock based compensation	36,000	59,964	75,218	541,377
Stock option compensation	605,150	172,900	432,250	0
Changes in Operating Assets and Liabilities:
Accounts receivable	(179,041)	193,726	102,956	15,403
Accounts receivable - related party	(22,410)	39,625	39,625	(39,061)
Inventory	788	(5,210)	15,932	(48,790)
Other receivable	(200)	(3,625)
Prepaid expenses	(30,689)	68,914	68,862	(107,553)
Deposits	(100,000)	7,210	7,210	(662)
Accounts payable and accrued liabilities	(34,006)	161,464	(38,705)	(154,675)
Accounts payable - related party	0	(4,921)	(4,921)	4,921
Other current liabilities	(12,334)	0	9,610	6,410
Interest payable - related party	(1,750)	0	1,750	0
Customer deposit	(121,852)	(36,184)	77,540	4,450
Other liabilities	0	(7,210)	12,335	0
Net cash flows used in operating activities	(1,725,512)	(1,126,531)	(1,697,771)	(1,411,703)
Cash flows from investing activities:
Cash from acquisition	0	201,482	201,482	0
Purchase of property and equipment	(1,314)	(220,793)	(11,148)	(4,599,792)
Cash paid for building improvement			(205,444)	0
Cash paid for acquisition	0	(550,000)	(550,000)	0
Net cash flows used in investing activities	(1,314)	(569,311)	(565,110)	(4,599,792)
Cash flows from financing activities:
Proceeds from SBA loan	405,860	0
Payment on promissory note	(50,000)	0
Repayment of convertible notes			0	(548,949)
Shares issued for convertible notes			0	548,949
Proceeds from sale of common stock			0	10,072,848
Net cash flows provided by financing activities	355,860	0	0	10,072,848
Net Change in Cash	(1,370,966)	(1,695,842)	(2,262,881)	4,061,353
Cash - Beginning of Period	2,192,870	4,455,751	4,455,751	394,398
Cash - End of Period	821,904	2,759,909	2,192,870	4,455,751
Supplemental Cash Flow Disclosure
Cash paid for income taxes	0	0	0	0
Cash paid for interest	1,831	0	0	0
Supplemental non-cash financing activities
Promissory note issued for acquisition	0	50,000	50,000	0
Shares issued for acquisition	0	290,716	290,716	0
Shares issued to reduce notes payable	$ 0	$ 0	$ 0	$ 313,700